SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Apr. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets carried at fair value

The following table provides these assets carried at fair value, measured as of April 30, 2025:

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	April 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Short-term investment	$—	$27,767,470	$—	$27,767,470

The following table provides these assets carried at fair value, measured as of October 31, 2024:

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Short-term investment	$—	$28,090,382	$—	$28,090,382

Summary of cash balances by geographic area

Country:	April 30, 2025		October 31, 2024
China	$116,926	59.4%	$209,532	70.5%
Hong Kong	79,957	40.6%	87,756	29.5%
Total cash	$196,883	100.0%	$297,288	100.0%

Summary of securities excluded from diluted per share

	Six Months Ended April 30,
	2025	2024
Stock warrants	131,000	141,800
Potentially dilutive securities	131,000	141,800